SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock Options and Restricted share Units (“RSU's”) plans

In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan and September 6, 2010 amendment options and RSU’s may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. Any options or RSU’s, which are canceled or forfeited before the expiration date, become available for future grants. On June 14, 2018, the Company`s board of directors decided to reserve an additional amount of 1,600,000 ordinary shares under the plan. As of June 30, 2019, the Company has 1,166,665 Ordinary shares available for future grant under the Plan.

On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant RSU’s pursuant to such Plan.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2019:

	Six months ended June 30, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,751,606	$3.99	3.47	$7,937
Granted	228,822	3.57
Exercised	(138,985)	1.84
Forfeited or expired	(290,082)	5.14

Outstanding at end of the period	6,551,361	$3.99	3.19	$4,172

Options exercisable at end of the period	4,542,841	$4.52	2.60	$3,237

Vested and expected to vest	6,246,178	$4.03	3.11	$4,078

The weighted average fair value of options granted during the six months ended June 30, 2019 and 2018 were $1.57 and $2.13, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2019:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	376,811	$1,424
Granted	20,000
Vested	(1,713)
Forfeited	(15,959)

Unvested at end of period	379,139	$1,111

Vested and expected to vest	284,615	$834

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2019 was $3.84. RSUs were not granted during the six months ended June 30, 2018.

As of June 30, 2019, the total unrecognized estimated compensation cost related to non-vested stock options and RSU`s granted prior to that date was $ 1,560, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the consolidated statements of operations for the six months ended June 30, 2019 and 2018:

	Six months ended June 30,
	2018	2019

Cost of revenues	18	31
Research and development	127	201
Selling and marketing	286	382
General and administrative	601	558

Total share-based compensation expense	$1,032	$1,172